INFORMATION BY BUSINESS SEGMENT - Intersegment Revenue (Details)	12 Months Ended
Dec. 31, 2023
INFORMATION BY BUSINESS SEGMENT
Percentage of revenue fees	10.00%
Percentage of independent energy production	20.00%